Restatement of Previously Issued Financial Statements (Details) - Schedule of weighted average shares outstanding basic and diluted - $ / shares	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Restatement of Previously Issued Financial Statements Details Schedule of Weighted Average Shares Outstanding Basic and Diluted [Line Items]
Basic and diluted net loss per share						$ 0.00
Class A Common Stock [Member]
Restatement of Previously Issued Financial Statements Details Schedule of Weighted Average Shares Outstanding Basic and Diluted [Line Items]
Basic and diluted net loss per share	$ (0.06)			$ 0			$ (0.14)
Class B Common Stock [Member]
Restatement of Previously Issued Financial Statements Details Schedule of Weighted Average Shares Outstanding Basic and Diluted [Line Items]
Basic and diluted net loss per share	$ (0.06)			$ 0.00			$ (0.14)
As Previously Reported [Member] | Class A Common Stock [Member]
Restatement of Previously Issued Financial Statements Details Schedule of Weighted Average Shares Outstanding Basic and Diluted [Line Items]
Basic and diluted weighted average shares outstanding		20,700,000	20,700,000		20,700,000
Basic and diluted net loss per share
As Previously Reported [Member] | Class B Common Stock [Member]
Restatement of Previously Issued Financial Statements Details Schedule of Weighted Average Shares Outstanding Basic and Diluted [Line Items]
Basic and diluted weighted average shares outstanding		5,175,000	5,032,500		5,107,873
Basic and diluted net loss per share		$ (0.58)	$ 0.21		$ (0.39)
As Restated [Member] | Class A Common Stock [Member]
Restatement of Previously Issued Financial Statements Details Schedule of Weighted Average Shares Outstanding Basic and Diluted [Line Items]
Basic and diluted weighted average shares outstanding		20,700,000	16,560,000		18,641,436
Basic and diluted net loss per share		$ (0.12)	$ 0.05		$ (0.08)
As Restated [Member] | Class B Common Stock [Member]
Restatement of Previously Issued Financial Statements Details Schedule of Weighted Average Shares Outstanding Basic and Diluted [Line Items]
Basic and diluted weighted average shares outstanding		5,175,000	5,040,000		5,107,873
Basic and diluted net loss per share		$ (0.12)	$ 0.05		$ (0.08)